REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Jan. 01, 2023
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
During fiscal years 2022, 2021 and 2020, we recognized revenue for sales of modules and components from contracts with customers of $1,060.1 million, $783.3 million and $844.8 million, respectively. We recognize revenue for sales of modules and components at the point that control transfers to the customer, which typically occurs upon shipment or delivery to the customer, depending on the terms of the contract. Payment terms are typically between 30 and 45 days.
Contract Assets and Liabilities
As of January 1, 2023 and January 2, 2022, contract assets is $0.6 million and $1.6 million, respectively, and has been presented within “Prepaid expenses and other current assets” and “Other long-term assets”. Contract assets consist of unbilled receivables which represent revenue that has been recognized based on the satisfaction of performance obligations in advance of billing the customer based on the contractual billing terms. During fiscal year 2022 and 2021, the decrease in contract assets of $1.0 million and $0.2 million, respectively, was primarily due to billings of previously unbilled receivables.
Contract liabilities consist of deferred revenue and customer advances, which represent consideration received from a customer based on the contractual payment terms prior to transferring control of goods or services to the customer under the terms of a sales contract. As of January 1, 2023 and January 2, 2022, the Company has pledged certain equipment assets and inventory of $93.1 million and $61.4 million, respectively, to serve as collateral for the advances from customers. During fiscal years 2022, the increase in contract liabilities of $197.9 million was primarily due to additional customer advances, partially offset by utilization of contract liabilities previously recorded due to the completion of performance obligations. During fiscal year 2021, increase in contract liabilities of $49.2 million was primarily due to additional customer advances, partially offset by $22.6 million expected to be repaid to TotalEnergies that was reclassified from “Contract liabilities, net of current portion” to “Other long-term liabilities” in our Consolidated Balance Sheets and utilization of contract liabilities previously recorded due to the completion of performance obligations. During fiscal years 2022 and 2021, we recognized revenue of $14.9 million and $15.2 million that was included in contract liabilities as of January 2, 2022 and January 3, 2021, respectively. Except for a contract with TotalEnergies (refer to Note 3. Net Parent Investment and Transactions with SunPower and TotalEnergies), there is no significant financing component for the contract assets and contract liabilities.